U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:
                         The Fund For Life Division of Separate Account B of Golden American Life Insurance Company
                         1001 Jefferson Street, 4th Floor
                         Wilmington, DE  19801


          2. Name of each series or class of funds for which this notice is filed:
                         N/A


          3.   Investment Company Act File Number:  811-5626

               Securities Act File Number:  33-34827


          4.   Last day of fiscal year for which this notice is filed:
                         December 31, 1995


          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [   ]


          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                         N/A


          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         None


          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                         None

          9. Number and aggregate sale price of securities sold during the fiscal year:
                         Number:        640
                         Sale Price:    $7,380


          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                         Number:        640
                         Sale Price:    $7,380


          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                         N/A


          12.  Calculation of registration fee:

               (i)     Aggregate sale price of securities sold
                       during the fiscal year in reliance on
                       rule 24f-2 (from Item 10):                $7,380

               (ii)    Aggregate price of shares issued in
                       connection with dividend reinvestment
                       plans (from Item 11, if applicable):      +   N/A

               (iii)   Aggregate price of shares redeemed
                       or repurchased during the fiscal
                       year (if applicable):                     - 7,380


               (iv)    Aggregate price of shares redeemed
                       or repurchased and previously
                       applied as a reduction to filing
                       fees pursuant to rule 24e-2
                       (if applicable):                          +    N/A

               (v)     Net aggregate price of securities
                       sold and issued during the fiscal
                       year in reliance on rule 24f-2
                       [line (i), plus line (ii), less
                       line (iii), plus line (iv)]
                       (if applicable):                              $0
               (vi)    Multiplier prescribed by Section 6(b)
                       of the Securities Act of 1933 or other
                       applicable law or regulation (see
                       Instruction C.6):                         x  1/2900

               (vii)   Fee due [line (i) or in (v) multiplied
                       by line (vi)]:                                 $0

          Instruction: Issuers  should  complete lines  (ii),  (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            [ ]

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                      SIGNATURES

               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               By (Signature and Title)* /s/ Mitchell M. Cox

                                             Mitchell M. Cox
                                             Vice President and Assistant
                                               Secretary of Golden American
                                               Life Insurance Company

               Date  February 26, 1996



          *Please print the name and title of the signing officer below the signature.

                        Golden American Life Insurance Company
                        A Subsidiary of Bankers Trust Company
                           1001 Jefferson Street, Suite 400
                                Wilmington, DE  19801
                                  Tel:  302-576-3400
                                  Fax:  302-576-3410



          February 22, 1996

          Golden American Life Insurance Company
          1001 Jefferson Street, 4th Floor
          Wilmington, DE 19801

                    Re: The Fund For Life Division of Separate Account B of Golden American Life Insurance Company
                         File No. 33-34827

          Sir or Madam:

                    I have examined the form of Registration Statement (File No. 33-34827) filed by Golden American Life Insurance Company ("Golden American") with the Securities and Exchange Commission (the "Commission") on Form N-4 in connection with the registration under the Securities Act of 1933, as amended, of an indefinite number of units of interest in The Fund For Life Division of Separate Account B. I have also examined the form of Notice pursuant to Investment Company Act Rule 24f-2 (the "Notice") proposed to be filed with the Commission on the date hereof.

                    Based upon my examination and upon my knowledge of corporate activities, and assuming, without independent verification, that the interests were sold in compliance with applicable state laws and in the manner referred to in the Registration Statement, it is my opinion that the interests were legally issued and represent binding obligations of Golden American.

                    I consent to the filing of this opinion as an exhibit to the Notice.

                                                  Sincerely,


                                                  /s/ Mitchell M. Cox
                                                  Mitchell M. Cox
                                                  Associate General Counsel